Trade and Other Receivables	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Trade and other receivables

6.      Trade and Other Receivables

	December 31,	December 31,
	2022	2021
Trade accounts receivable	$720,085	$29,457
Sales taxes receivable	91,416	212,900
Other receivables	424,118	—
	$1,235,619	$242,357

As at December 31, 2022, there was one customer with an amount greater than 10% of the Company’s trade accounts receivable which represented 85% of the balance. As at December 31, 2021, there was one customer with an amount greater than 10% of the Company’s trade accounts receivable which represented 94% of the balance. During the year ended December 31, 2022, the Company recorded a bad debt expense of $332,715 (2021 - $nil), within general and administrative expenses, as the amounts were not collectible from the customer.

4.      Accounts receivable

As at December 31:	2021	2020
Trade accounts receivable	$29,457	$—
Sales taxes receivable	212,900	—
	$242,357	$—

As at December 31, 2021, there was one customer with an amount greater than 10% of the Company’s trade accounts receivable which represented 94% of the balance. The Company did not record any bad debt expense during the year ended December 31, 2021 (2020- $nil; 2019-$nil)